Summary of Significant Accounting Policies (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash, Cash Equivalents and Investments
The following table provides a reconciliation of cash and restricted cash in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows for the six months ended June 30, 2022: (In thousands)

	June 30, 2022	December 31, 2021
Cash	$184,020	$11,729
Restricted cash	117	317

Total cash and restricted cash	$184,137	$12,046

Schedule of Inputs Into the Respective Models
Significant inputs into the respective models at the March 2, 2022 (the initial recognition) and June 30, 2022 are as follows:

Valuation Assumptions	Initial Recognition on March 2, 2022	June 30, 2022
Stock Price	$9.43	$3.67
Simulated trading days	1,198.00	1,177.00
Volatility (annual)	77.00%	95.00%
Risk-free rate	1.74%	2.98%
Estimated time to expiration (years)	5	4.67

Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Shares
Significant customers that represent 10% or more of revenue are set forth in the following tables:

	For the Six Months Ended June 30,
Customer	2022	2021
Customer A	33%	*
Customer B	28%	25%
Customer C	16%	30%
Customer D	10%	*
Customer E	*	36%

	For the Three Months Ended June 30,
Customer	2022	2021
Customer A	32%	30%
Customer B	22%	64%
Customer C	19%	*
Customer D	19%	*

*	Customer accounted for less than 10% of revenue in the respective period

Schedule of Customers Accounts Receivable
Significant customers that represent 10% or more of accounts receivable are set forth in the following tables:

	June 30,	December 31,
Customer	2022	2021
Customer A	25%	35%
Customer B	24%	34%
Customer C	16%	29%
Customer D	16%	*
Customer E	11%	*

*	Customer accounted for less than 10% of accounts receivable in the respective period

Rigetti Holdings Inc
Cash, Cash Equivalents and Investments
The following table provides a reconciliation of cash and restricted cash in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows:

	December 31,	January 31,
	2021	2021
Cash	$11,728,516	$22,202,388
Restricted cash	317,134	317,134

Total cash and restricted cash	$12,045,650	$22,519,522

Schedule of Transition Period Comparative Data
2021 Transition Period Comparative Data
The following table presents certain financial information for the 11 months ended December 31, 2021 and 2020, for comparability purposes.

	11 Months Ended December 31,
	2021	2020
		(Unaudited)

Revenue	$8,196,306	$5,105,824
Cost of revenue	1,623,336	1,344,916

Total gross profit	6,572,970	3,760,908
Operating expenses:
Research and development	26,927,599	22,843,637
General and administrative	11,299,068	10,613,190
Sales and marketing	2,474,968	1,947,447

Total operating expenses	40,701,635	35,404,274

Loss from operations	(34,128,665)	(31,643,366)

Other income (expense), net:
Gain on extinguishment of debt	—	8,913,532
Change in fair value of warrant liability	(1,664,133)	—
Interest expense	(2,465,135)	(51,666)
Interest Income	9,852	58,644
Other income	6,582	71,737

Total other income (expense), net	(4,112,834)	8,992,247
Net loss before provision for income taxes
Provision for income taxes

Net loss	$(38,241,499)	$(22,651,119)

Net loss per share attribute to common stockholders—basic and diluted	$(2.23)	$(1.40)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted*	17,146,853	16,212,027

*	Weighted-average shares have been retroactively restated to give effect to the Business Combination.
Recently Issued Accounting Pronouncements
—In April 2019, the FASB issued ASU
2019-
04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. ASU
No. 2019-04
was issued as part of the FASB’s ongoing project to improve upon its Accounting Standards Codification (ASC), and to clarify and improve areas of guidance related to recently issued standards on credit losses, hedging, and recognition and measurement. For entities that have not yet adopted the guidance in Update
2016-13,
the effective dates and the transition requirements for these amendments are the same as the effective date and transition requirements in Update
2016-13.
The amendments related to ASC 326 are effective for the Company as of February 1, 2023. The adoption of the ASU is not expected to have a material impact on its consolidated financial statements.

Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Shares
Customers accounting for 10% or more of the Company’s revenue during the 11 months ended December 31, 2021 and year ended January 31, 2021 were:

	December 31,	January 31,
Customer	2021	2021
Customer A	29%	*
Customer B	20%	32%
Customer C	17%	15%
Customer D	16%	*
Customer E	15%	31%

*	Customer accounted for less than 10% of revenue in the respective year